7. SALE OF ASSETS (Sept. 2017 Note) (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
Proceeds from sale of assets	$ 0	$ 315	$ 1,515	$ 32,707
Gain on sale of assets	$ 0	$ 315	$ 1,515	$ 32,707